Putnam
Classic Equity
Fund


Item 1. Report to Stockholders:
-------------------------------
The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:


SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

5-31-04

[GRAPHIC OMITTED: ACORNS]

[SCALE LOGO OMITTED]

From the Trustees

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM, III]

John A. Hill and
George Putnam, III

Dear Fellow Shareholder:

Over the past several months, Putnam has introduced a number of voluntary reforms. We would like to call your attention to two of them that are now being included in these reports to provide shareholders with more useful information about their investments. Following the performance tables in the Performance Summary, you will find new expense and risk comparison information for your fund. The expense comparison information enables you to estimate the amount you have actually paid for ongoing expenses such as management fees and distribution (or 12b-1) fees and to compare these expenses with the average expenses of funds in your fund's Lipper peer group. The risk comparison shows your fund's risk relative to similar funds as tracked by Morningstar, an independent fund-rating company. We believe the expense and risk comparison are valuable tools for you and your financial advisor to use when making decisions about your financial program. These enhancements to our reports are just part of the additional disclosure we are committed to providing to shareholders.

During the semiannual period just ended, your fund had a positive return but it underperformed its benchmark and its Lipper peer group. In the following pages, your fund's management team discusses recent trends in the financial markets, the fund's investment strategy, factors that affected their investment decisions during the semiannual period, and specific holdings that had a meaningful effect on the fund's returns. We hope you will find the information useful.

As always, we appreciate your support of Putnam Investments.

Respectfully yours,

/S/ JOHN A. HILL              /S/ GEORGE PUTNAM, III

John A. Hill                  George Putnam, III
Chairman of the Trustees      President of the Funds

July 21, 2004


Report from Fund Management

Fund highlights

 * For the semiannual period ended May 31, 2004, Putnam Classic Equity Fund's class A shares returned 6.56% at net asset value (NAV) and 0.45% at public offering price (POP).

 * Based on results at NAV, the fund modestly underperformed its benchmark, the S&P 500 Index, which returned 6.79%. This underperformance was primarily the result of an overweight in financial stocks and an underweight in consumer staples stocks, relative to the benchmark.

 * For the same reasons, the fund also underperformed the average return of 7.03% for the Lipper Large-Cap Value Funds category.

 * The fund's quarterly dividend was increased by 12% to $0.028 per class A share, as of March 2004. See page 5 for more details.

 * See the Performance Summary beginning on page 7 for complete fund performance, comparative performance, and Lipper data.


Performance commentary

Your fund's results for the first half of its 2004 fiscal year reflect the steady improvement that has occurred in the stock market over this period. Factors contributing to the fund's return during the period included successful stock selection within the technology sector, and also among conglomerates, health-care, and energy holdings. The fund's return at NAV was just slightly less than the return of the benchmark index. We attribute this partially to the fund's above-benchmark weighting in financial stocks, which suffered from the market's anticipation of a rise in short-term interest rates. Because of its value orientation, the fund tends to have a greater weighting in financial stocks than the broad market index. This value orientation and the fund's strategy of investing in undervalued companies within an industry sector helped the fund handily outperform the index in three out of four calendar years between 1999 and 2003. We consider the fund's strategy of investing in high-quality large-cap value stocks to be an effective strategy for long-term investors, and believe the fund can be a valuable part of a balanced portfolio.


FUND PROFILE

Putnam Classic Equity Fund invests in stocks of midsize and large-cap companies that we believe are undervalued and undergoing positive changes. Its relative-value strategy pursues attractive opportunities in all industry sectors, including sectors that are experiencing rapid growth. The fund may be appropriate for investors seeking capital growth and, as a secondary goal, the potential for current income from common stock dividends.


Market overview

In the recent six-month period, the U.S. economy continued to improve, as evidenced by stronger corporate earnings, rising demand for goods and services, and a decline in unemployment. Financial markets were volatile throughout the period as the Federal Reserve Board became increasingly candid about its intentions to raise short-term interest rates in the near future. Inflation rose marginally and fueled speculation about when such a rate hike might occur. Stocks outperformed bonds throughout the period and, while small caps continued to dominate the market for much of the period, large caps took the lead in May. Growth stocks led the market at the end of 2003, but value stocks took over in 2004, as investors cut back their appetite for risk and seemed to favor more stable investments. During the period, the technology and financial sectors fared poorly, while energy and consumer staples were strong-performing sectors.

Uncertainty surrounding events in Iraq and the Middle East, high oil prices, ongoing concerns about terrorist activities, rising interest rates, and greater focus on the upcoming U.S. presidential election contributed to investors taking a more cautious approach.

------------------------------------------------------------------------------
MARKET SECTOR PERFORMANCE 6 MONTHS ENDED 5/31/04
------------------------------------------------------------------------------
Equities
------------------------------------------------------------------------------
S&P 500 Index (broad stock market)                                      6.79%
------------------------------------------------------------------------------
S&P 500/Barra Value Index (large-company value stocks)                  8.25%
------------------------------------------------------------------------------
S&P 500/Barra Growth Index (large-company growth stocks)                5.34%
------------------------------------------------------------------------------
MSCI EAFE Index (international stocks)                                 10.32%
------------------------------------------------------------------------------
Bonds
------------------------------------------------------------------------------
Lehman Government Bond Index (U.S. Treasury and agency securities)      0.35%
------------------------------------------------------------------------------
JP Morgan Global High Yield Index (global high-yield corporate bonds)   3.29%
------------------------------------------------------------------------------
Lehman Credit Index (corporate bonds)                                   0.42%
------------------------------------------------------------------------------
These indexes provide an overview of performance in different market sectors for the six months ended 5/31/04.
------------------------------------------------------------------------------


Strategy overview

The fund maintained its relative-value strategy of seeking value opportunities in every sector of the marketplace. The portfolio is structured to reflect the broad diversification of the overall market, although its weighting in any particular sector or stock is driven by the opportunities we find most compelling. As a rule, we focus on stocks of high-quality, large-cap companies that are temporarily out of favor and are trading at levels that, in our view, represent long-term value. We reduced the fund's positions in financial and utilities stocks over the period and broadened its exposure to health-care, consumer staples, and energy stocks. Our cautious approach toward the technology sector was well rewarded, as we avoided or took underweighted positions in most of the stocks that declined so dramatically in recent months. For example, the subset of the S&P 500 that consists of technology stocks saw a loss, while your fund's technology exposure contributed positively to returns. We believe this illustrates the success of our stock selection. Late in the reporting period, we sought to protect the portfolio from excessive interest-rate sensitivity by gradually transitioning into stocks of companies that we believe are less likely to be negatively affected by any rise in rates. While we added to the fund's consumer staples exposure, the portfolio remained underweight in this sector relative to the benchmark, and so it did not fully participate in the sector's strong gains.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY WEIGHTINGS COMPARED]

TOP INDUSTRY WEIGHTINGS COMPARED


                           as of 11/30/03     as of 5/31/04

Pharmaceuticals                8.5%               9.5%

Financial                      8.4%               8.7%

Banking                        9.5%               7.8%

Oil and gas                    5.6%               6.6%

Computers                      7.2%               5.7%

Footnote reads:
This chart shows how the fund's industry weightings have changed over the last six months. Weightings are shown as a percentage of net assets. Holdings will vary over time.


How fund holdings affected performance

Tyco International continued to be a strong performer, and was one of the largest contributors to returns during the period. Although we have mentioned it before, Tyco is a success story that has endured over several reporting periods and an investment that we believe has staying power. As you may recall, we added significantly to our holdings when the company fell out of favor on the basis of management improprieties and opaque accounting issues. New management was installed, and the company has largely moved beyond its former difficulties. Our analysis indicated that the market was dramatically underestimating the earnings power of the conglomerate's many strong businesses. As share prices fell, we built a large position, and our confidence in the company is paying off. Tyco has been paying down its debt, has consistently strong cash flow, and its cyclical businesses have benefited greatly from economic expansion. The fund maintains a large position.

Several health-care stocks were among the top contributors. C.R. Bard, a long- established player in medical technology, had agreed to be taken over by Tyco, but the deal fell through when Tyco's troubles began a few years ago. As the company reestablished itself and brought in new management, we initiated a position in the shares. This company offers a well-diversified roster of health-care products and services that have been underestimated until recently, when the company announced a hefty earnings surprise that beat Wall Street's consensus by $0.08 a share for the quarter. Renewed investor interest has since driven the stock price to an all-time high. The fund still owns a position, although we have trimmed our holdings somewhat on the dramatic price strength. The fund purchased shares of managed health-care provider Anthem when the company initially went public in 2001. The stock has been one of the best-performing names in health care since that time and was particularly strong during the past six months. Express Scripts is one of the biggest pharmacy benefit managers in the United States. We purchased shares at the end of last year when concerns surfaced about the company's earnings potential. The stock price bounced back and this position was a strong contributor to the fund's returns.


[GRAPHIC OMITTED: TOP HOLDINGS]

TOP HOLDINGS

 1  ExxonMobil Corp.
    Oil and gas

 2  Citigroup, Inc.
    Financial

 3  Pfizer, Inc.
    Pharmaceuticals

 4  Microsoft Corp.
    Software

 5  Altria Group, Inc.
    Tobacco

 6  Bank of America Corp.
    Banking

 7  Hewlett-Packard Co.
    Computers

 8  Fannie Mae
    Financial

 9  Tyco International, Ltd.
    (Bermuda)
    Conglomerates

10  JPMorgan Chase & Co.
    Conglomerates

Footnote reads:
These holdings represented 30.3% of the fund's net assets as of 5/31/04. The fund's holdings will change over time.


Within the energy sector, the portfolio was overweighted -- relative to the benchmark -- in several stocks that appreciated significantly as energy prices rose in recent months. The fund's holdings in Conoco Philips, ExxonMobil, and Halliburton all helped returns, and we sold the position in Conoco Philips on its strong appreciation. Within the technology sector, the fund's position in Motorola was beneficial, as the company's cell phone handset business was stronger than many had expected. Stock selection was a critical factor during this timeframe, as we completely avoided the losses in Applied Materials, Texas Instruments, EMC, Veritas, and Nortel.

Shares of tobacco company Altria declined and held back performance after two unfavorable legal decisions renewed investors' litigation fears. We believe ongoing litigation is part of the landscape for this industry, and that the market often overreacts to negative news. Our analysis of the company's fundamentals remains positive, and we believe that the risk and reward scale is still tipped in favor of reward. The fund continues to hold a large position.

Among financial stocks, Washington Mutual was a notable underperformer. It was negatively affected by concerns over rising interest rates, and we agreed that a higher interest-rate environment would not be beneficial for this company. Consequently, we sold the fund's position. Shares of Citigroup also declined on interest-rate worries; however, the fund still maintains a large position as we believe Citigroup is much better positioned to handle a rising interest-rate environment and the stock is reasonably valued. Fannie Mae underperformed, too, as a result of uncertainty regarding potential new regulatory standards. In our view, the stock remains compelling.

Please note that all holdings discussed in this report are subject to review in accordance with the fund's investment strategy and may vary in the future.


OF SPECIAL INTEREST

The Jobs and Growth Tax Relief Reconciliation Act of 2003 provides a significant reduction in the tax rate on corporate dividends. Because of this, many corporations have raised their dividend payouts to shareholders. Putnam Classic Equity Fund increased its quarterly dividend by 12%, effective March 2004. The former dividend rate was $0.025 per share, and the new dividend rate is $0.028 per class A share.


The fund's management team

The fund is managed by the Putnam Large-Cap Value Team. The members of the team are Deborah Kuenstner (Portfolio Leader), Ronald Bukovac (Portfolio Member), Coleman Lannum (Portfolio Member), Mike Abata, Bartlett Geer, David L. King, George Maris, Christopher Miller, Jeanne Mockard, and Hugh Mullin.


The outlook for your fund

The following commentary reflects anticipated developments that could affect your fund over the next six months, as well as your management team's plans for responding to them.

We anticipate a rise in short-term interest rates, probably as early as the June 30 meeting of the Federal Open Market Committee. It is possible that the yield curve will flatten somewhat as short-term rates rise and longer-term rates remain the same. However, we believe that rising rates could dampen consumer spending, as mortgage refinancing deals in which homeowners take equity out of their homes could become less attractive. Gross domestic product (GDP) continues to grow, but the pace of growth is slowing. In the third quarter of 2003, GDP measured over 8%. In the past two quarters, GDP grew at a more modest rate of 4%. By the calendar year-end, we anticipate growth in the area of 3%. In this slower-growth environment, our focus may shift more toward business spending and away from consumer spending. Over the past six months, we have taken steps to position the fund for a higher interest-rate, higher inflation environment. Specifically, we have reduced exposure to some cyclical stocks, including retail and automotive stocks, financials, and utilities, and increased exposure to health-care and consumer staples companies. We see particular value in media, aerospace and defense, health-care, and tobacco stocks.

As always, we will comb the market for compelling value opportunities that appear to offer strong long-term return potential, and we will strive to deliver absolute returns that outpace the S&P 500 Index.

The views expressed in this report are exclusively those of Putnam Management. They are not meant as investment advice.


Performance summary

This section shows your fund's performance during the first half of its fiscal year, which ended May 31, 2004. In accordance with regulatory requirements, we also include performance for the most current calendar quarter-end. Performance should always be considered in light of a fund's investment strategy. Data represents past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate and you may have a gain or a loss when you sell your shares. For the most recent month-end performance, please visit www.putnaminvestments.com.


---------------------------------------------------------------------------------------------------
TOTAL RETURN FOR PERIODS ENDED 5/31/04
---------------------------------------------------------------------------------------------------
                      Class A          Class B            Class C            Class M      Class R
(inception dates)    (1/5/95)          (1/5/95)           (2/1/99)           (1/5/95)     (12/1/03)
---------------------------------------------------------------------------------------------------
                   NAV      POP      NAV      CDSC      NAV      CDSC      NAV      POP      NAV
---------------------------------------------------------------------------------------------------
6 months          6.56%    0.45%    6.12%     1.12%    6.14%     5.14%    6.22%    2.53%    6.48%
---------------------------------------------------------------------------------------------------
1 year           15.86     9.20    14.94      9.94    14.91     13.91    15.26    11.25    15.66
---------------------------------------------------------------------------------------------------
5 years          -9.39   -14.58   -12.74    -14.31   -12.68    -12.68   -11.66   -14.77   -10.49
Annual average   -1.95    -3.10    -2.69     -3.04    -2.68     -2.68    -2.45    -3.15    -2.19
---------------------------------------------------------------------------------------------------
Life of fund    124.15   111.27   108.62    108.62   109.08    109.08   113.71   106.21   118.99
Annual average    8.96     8.28     8.13      8.13     8.16      8.16     8.41     8.00     8.69
---------------------------------------------------------------------------------------------------


Performance assumes reinvestment of distributions and does not account for taxes. Returns at public offering price (POP) for class A and M shares reflect a sales charge of 5.75% and 3.50%, respectively (which for class A shares does not reflect a reduction in sales charges that went into effect on January 28, 2004; if this reduction had been in place for all periods indicated, returns would have been higher). Class B share returns reflect the applicable contingent deferred sales charge
(CDSC), which is 5% in the first year, declining to 1% in the sixth year, and is eliminated thereafter. Class C shares reflect a 1% CDSC the first year that is eliminated thereafter. Class R share returns have no initial sales charge or CDSC. Performance for class B, C, M, and R shares before their inception is derived from the historical performance of class A shares, adjusted for the applicable sales charge (or CDSC) and higher operating expenses for such shares.

A 2% short-term trading fee will be applied to shares exchanged or sold within 5 days of purchase.


-------------------------------------------------------------------------
COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 5/31/04
-------------------------------------------------------------------------
                                  S&P         Lipper Large-Cap
                                  500         Value Funds
                                  Index       category average*
-------------------------------------------------------------------------
6 months                          6.79%       7.03%
-------------------------------------------------------------------------
1 year                           18.33       18.11
-------------------------------------------------------------------------
5 years                          -7.38        4.26
Annual average                   -1.52        0.69
-------------------------------------------------------------------------
Life of fund                    185.26      158.60
Annual average                   11.79       10.42
-------------------------------------------------------------------------

  Index and Lipper results should be compared to fund performance at net asset value.

* Over the 6-month, 1-year, 5-year, and life-of-fund periods ended 5/31/04, there were 421, 410, 226, and 112 funds, respectively, in this Lipper category.


-------------------------------------------------------------------------------
PRICE AND DISTRIBUTION INFORMATION 6 MONTHS ENDED 5/31/04
-------------------------------------------------------------------------------
                          Class A     Class B   Class C     Class M    Class R
-------------------------------------------------------------------------------
Distributions (number)        2           2         2           2          2
-------------------------------------------------------------------------------
Income                     $0.053      $0.008    $0.005      $0.022     $0.044
-------------------------------------------------------------------------------
Capital gains                 --          --        --          --         --
-------------------------------------------------------------------------------
Total                      $0.053      $0.008    $0.005      $0.022     $0.044
-------------------------------------------------------------------------------
Share value:            NAV     POP      NAV       NAV     NAV     POP     NAV
-------------------------------------------------------------------------------
11/30/03             $11.18  $11.86   $11.08    $11.15  $11.13  $11.53      --
-------------------------------------------------------------------------------
12/1/03+                 --      --       --        --      --      --  $11.18
-------------------------------------------------------------------------------
5/31/04               11.86   12.52*   11.75     11.83   11.80   12.23   11.86
-------------------------------------------------------------------------------
Current return
(end of period)
-------------------------------------------------------------------------------
Current dividend
rate 1                0.94%   0.89%    0.17%     0.14%   0.44%   0.43%   0.67%
-------------------------------------------------------------------------------
Current 30-day
SEC yield 2           0.86    0.81     0.13      0.13    0.37    0.36    0.62
-------------------------------------------------------------------------------

* Reflects a reduction in sales charges that took effect on January 28, 2004.

+ Inception date of class R shares.

1 Most recent distribution, excluding capital gains, annualized and divided by NAV or POP at end of period.

2 Based only on investment income, calculated using SEC guidelines.


---------------------------------------------------------------------------------------------------
TOTAL RETURN FOR PERIODS ENDED 6/30/04 (MOST RECENT CALENDAR QUARTER)
---------------------------------------------------------------------------------------------------
                      Class A            Class B           Class C           Class M       Class R
(inception dates)    (1/5/95)           (1/5/95)          (2/1/99)           (1/5/95)     (12/1/03)
---------------------------------------------------------------------------------------------------
                   NAV      POP      NAV      CDSC      NAV      CDSC      NAV      POP      NAV
---------------------------------------------------------------------------------------------------
6 months          3.02%   -2.90%    2.65%    -2.35%    2.60%     1.60%    2.69%   -0.94%    2.96%
---------------------------------------------------------------------------------------------------
1 year           16.07     9.42    15.21     10.21    15.26     14.26    15.44    11.40    15.89
---------------------------------------------------------------------------------------------------
5 years          -9.31   -14.52   -12.65    -14.21   -12.57    -12.57   -11.57   -14.68   -10.39
Annual average   -1.94    -3.09    -2.67     -3.02    -2.65     -2.65    -2.43    -3.13    -2.17
---------------------------------------------------------------------------------------------------
Life of fund    129.22   116.05   113.33    113.33   113.73    113.73   118.48   110.81   123.96
Annual average    9.14     8.46     8.32      8.32     8.34      8.34     8.59     8.18     8.87
---------------------------------------------------------------------------------------------------


Understanding your
fund's expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund's prospectus or talk to your financial advisor.

Review your fund's expenses

The table below shows the expenses you would have paid on a $1,000 investment in Putnam Classic Equity Fund from December 1, 2003, to May 31, 2004. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.


------------------------------------------------------------------------------
EXPENSES AND VALUE OF A $1,000 INVESTMENT
assuming actual returns for the 6 months ended 5/31/04
------------------------------------------------------------------------------
                           Class A    Class B    Class C    Class M    Class R
------------------------------------------------------------------------------
Expenses paid per $1,000*      $6        $10        $10         $9         $7
------------------------------------------------------------------------------
Ending value
(after expenses)           $1,066     $1,061     $1,061     $1,062     $1,065
------------------------------------------------------------------------------

* Expenses for each share class are calculated using the fund's annualized expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended 5/31/04. The expense ratio may differ for each share class (see the table at the bottom of the next page). Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended May 31, 2004, use the calculation method below. To find the value of your investment on December 1, 2003, go to www.putnaminvestments.com and log on to your account. Click on the "Transaction History" tab in your Daily Statement and enter 12/01/2003 in both the "from" and "to" fields. Alternatively, call Putnam at 1-800-225-1581.

------------------------------------------------------------------------------
HOW TO CALCULATE THE EXPENSES YOU PAID
------------------------------------------------------------------------------
                                                                   Total
Value of your                                Expenses paid        expenses
investment on 12/1/03  [DIV]    $1,000   x    per $1,000      =    paid
------------------------------------------------------------------------------
Example Based on a $10,000 investment in class A shares of your fund.
------------------------------------------------------------------------------
$10,000                [DIV]    $1,000   x  $6 (see table above)  =  $60
------------------------------------------------------------------------------


Comparing your fund's expenses with those of other funds

Using the SEC's method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund's expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.


------------------------------------------------------------------------------
EXPENSES AND VALUE OF A $1,000 INVESTMENT
assuming a hypothetical 5% annualized return for the 6 months ended 5/31/04
------------------------------------------------------------------------------
                           Class A    Class B    Class C    Class M    Class R
------------------------------------------------------------------------------
Expenses paid per $1,000*      $6        $10        $10         $8         $7
------------------------------------------------------------------------------
Ending value
(after expenses)           $1,019     $1,015     $1,015     $1,017     $1,018
------------------------------------------------------------------------------

* Expenses for each share class are calculated using the fund's annualized expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended 5/31/04. The expense ratio may differ for each share class (see the table at the bottom of this page). Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

Using industry averages to compare expenses

You can also compare your fund's expenses with industry averages, as determined by Lipper, an independent fund-rating agency that ranks funds relative to others that Lipper considers to have similar investment styles or objectives. The expense ratio for each share class shown below indicates how much of your fund's net assets have been used to pay ongoing expenses during the period.

------------------------------------------------------------------------------
EXPENSE RATIO COMPARISONS USING ANNUALIZED DATA
------------------------------------------------------------------------------
                              Class A   Class B   Class C   Class M   Class R
------------------------------------------------------------------------------
Your fund's annualized
expense ratio                   1.17%     1.92%     1.92%     1.67%     1.42%
------------------------------------------------------------------------------
Average annualized expense
ratio for Lipper peer group+    1.24%     1.99%     1.99%     1.74%     1.49%
------------------------------------------------------------------------------

+ For class A shares, expenses shown represent the average of the expenses of front-end load funds viewed by Lipper as having the same investment classification or objective as the fund, calculated in accordance with Lipper's standard reporting methodology for comparing expenses within a given universe. All Lipper data is for the most recent fiscal periods available as of 3/31/04. For class B, C, M and R shares, Putnam has adjusted the Lipper total expense average to reflect higher 12b-1 fees incurred by these classes of shares. The peer group may include funds that are significantly larger or smaller than the fund, which may limit the comparability of the fund's expenses to the Lipper average.


Risk comparison

As part of new initiatives to enhance disclosure, we are including a risk comparison to help you understand how your fund compares with other funds. The comparison utilizes a risk measure developed by Morningstar, an independent fund-rating agency. This risk measure is referred to as the fund's Overall Morningstar Risk.

Your fund's Overall Morningstar Risk is shown alongside that of the average fund in its broad asset class, as determined by Morningstar. The risk bar broadens the comparison by translating the fund's Overall Morningstar Risk into a percentile, which is based on the fund's ranking among all funds rated by Morningstar as of 6/30/04. A higher Overall Morningstar Risk generally indicates that a fund's monthly returns have varied more widely.


[GRAPHIC OMITTED: chart MORNINGSTAR [REGISTRATION MARK] RISK]


MORNINGSTAR [REGISTRATION MARK] RISK

Fund's Overall
Morningstar Risk       2.39

U.S. stock
fund average           3.75

0%   INCREASING RISK   100%


Morningstar determines a fund's Overall Morningstar Risk by assessing variations in the fund's monthly returns -- with an emphasis on downside variations -- over 3-, 5-, and 10-year periods, if available. Those measures are weighted and averaged to produce the fund's Overall Morningstar Risk. The information shown is provided for the fund's class A shares only; information for other classes may vary. Overall Morningstar Risk is based on historical data and does not indicate future results. Morningstar does not purport to measure the risk associated with a current investment in a fund, either on an absolute basis or on a relative basis. Low Overall Morningstar Risk does not mean that you cannot lose money on an investment in a fund. Copyright 2004 Morningstar, Inc. All Rights Reserved. The information contained herein
(1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.


Terms and definitions

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the price, or value, of one share of a mutual fund, without a sales charge. NAVs fluctuate with market conditions. The NAV is calculated by dividing the net value of all the fund's assets by the number of outstanding shares.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares (since reduced to 5.25%) and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

Class A shares are generally subject to an initial sales charge and no sales charge on redemption (except on certain redemptions of shares bought without an initial sales charge).

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption (except on certain redemptions of shares bought without an initial sales charge).

Class R shares are not subject to an initial sales charge or CDSC and are available only to certain defined contribution plans.


Comparative indexes

JP Morgan Global High Yield Index is an unmanaged index used to mirror the investable universe of the U.S. dollar global high-yield corporate debt market of both developed and emerging markets.

Lehman Credit Index is an unmanaged index of corporate bonds.

Lehman Government Bond Index is an unmanaged index of U.S. Treasury and agency securities.

Morgan Stanley Capital International (MSCI) EAFE Index is an unmanaged index of international stocks from Europe, Australasia, and the Far East.

S&P 500 Index is an unmanaged index of common stock performance.

S&P 500/Barra Growth Index is an unmanaged index of capitalization-weighted stocks chosen for their value orientation.

S&P 500/Barra Value Index is an unmanaged index of capitalization-weighted stocks chosen for their value orientation.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

Lipper is a third-party industry ranking entity that ranks funds
(without sales charges) with similar current investment styles or objectives as determined by Lipper. Lipper category averages reflect performance trends for funds within a category and are based on results at net asset value.

A note about duplicate mailings

In response to investors' requests, the SEC has modified mailing regulations for proxy statements, semiannual and annual reports, and prospectuses. Putnam is now able to send a single copy of these materials to customers who share the same address. This change will automatically apply to all shareholders except those who notify us. If you would prefer to receive your own copy, please call Putnam at 1-800-225-1581.

Putnam is committed to managing our mutual funds in the best interests of our shareholders. Our proxy voting guidelines and policies are available on the Putnam Individual Investor Web site, www.putnaminvestments.com, by calling Putnam's Shareholder Services at 1-800-225-1581, or on the SEC's Web site, www.sec.gov.


A guide to the financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss. This is done by first adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings -- as well as any unrealized gains or losses over the period -- is added to or subtracted from the net investment result to determine the fund's net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment
results,   per-share distributions, expense ratios, net investment
income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.


The fund's portfolio
May 31, 2004 (Unaudited)

Common stocks (98.9%) (a)
Number of shares                                                          Value

Aerospace and Defense (3.2%)
-------------------------------------------------------------------------------
       287,000 Boeing Co. (The)                                     $13,144,600
       312,500 Lockheed Martin Corp.                                 15,481,250
        52,200 Northrop Grumman Corp.                                 5,383,386
                                                                 --------------
                                                                     34,009,236

Airlines (0.3%)
-------------------------------------------------------------------------------
       203,100 Southwest Airlines Co.                                 3,150,081

Banking (7.8%)
-------------------------------------------------------------------------------
       337,700 Bank of America Corp.                                 28,073,001
       153,800 Bank of New York Co., Inc. (The)                       4,624,766
       123,200 State Street Corp.                                     5,965,344
       562,300 U.S. Bancorp                                          15,800,630
       195,600 Wachovia Corp.                                         9,234,276
       315,500 Wells Fargo & Co.                                     18,551,400
                                                                 --------------
                                                                     82,249,417

Beverage (1.0%)
-------------------------------------------------------------------------------
       199,700 Coca-Cola Co. (The)                                   10,254,595

Biotechnology (0.5%)
-------------------------------------------------------------------------------
        87,000 Amgen, Inc. (NON)                                      4,758,900

Broadcasting (0.4%)
-------------------------------------------------------------------------------
       126,300 Viacom, Inc. Class B                                   4,659,207

Building Materials (0.9%)
-------------------------------------------------------------------------------
       322,700 Masco Corp.                                            9,342,165

Chemicals (2.6%)
-------------------------------------------------------------------------------
        62,200 Avery Dennison Corp.                                   3,672,288
       386,100 Dow Chemical Co. (The)                                15,405,390
       137,200 PPG Industries, Inc.                                   8,204,560
                                                                 --------------
                                                                     27,282,238

Communications Equipment (0.4%)
-------------------------------------------------------------------------------
       206,600 Cisco Systems, Inc. (NON)                              4,576,190

Computers (5.7%)
-------------------------------------------------------------------------------
       173,800 Dell, Inc. (NON)                                       6,114,284
     1,291,943 Hewlett-Packard Co.                                   27,440,869
       206,100 IBM Corp.                                             18,258,399
        46,800 Lexmark International, Inc. (NON)                      4,414,176
       807,000 Sun Microsystems, Inc. (NON)                           3,413,610
                                                                 --------------
                                                                     59,641,338

Conglomerates (4.9%)
-------------------------------------------------------------------------------
         2,950 Berkshire Hathaway, Inc. Class B (NON)                 8,767,400
       614,700 General Electric Co.                                  19,129,464
       776,500 Tyco International, Ltd. (Bermuda)                    23,908,435
                                                                 --------------
                                                                     51,805,299

Consumer Finance (0.7%)
-------------------------------------------------------------------------------
       307,400 MBNA Corp.                                             7,807,960

Consumer Goods (1.8%)
-------------------------------------------------------------------------------
        63,500 Colgate-Palmolive Co.                                  3,632,200
       139,600 Procter & Gamble Co.                                  15,051,672
                                                                 --------------
                                                                     18,683,872

Electric Utilities (2.3%)
-------------------------------------------------------------------------------
       362,600 Edison International                                   8,753,164
        47,200 Entergy Corp.                                          2,577,592
       146,600 Exelon Corp.                                           4,881,780
       296,700 PG&E Corp. (NON)                                       8,455,950
                                                                 --------------
                                                                     24,668,486

Electrical Equipment (0.5%)
-------------------------------------------------------------------------------
        82,500 Emerson Electric Co.                                   4,925,250

Electronics (3.3%)
-------------------------------------------------------------------------------
       516,300 Intel Corp.                                           14,740,365
       240,600 Micron Technology, Inc. (NON)                          3,616,218
       612,700 Motorola, Inc.                                        12,113,079
       841,720 Solectron Corp. (NON)                                  4,629,460
                                                                 --------------
                                                                     35,099,122

Energy (1.2%)
-------------------------------------------------------------------------------
       348,100 Halliburton Co.                                       10,108,824
       137,800 Varco International, Inc. (NON)                        2,783,560
                                                                 --------------
                                                                     12,892,384

Financial (8.7%)
-------------------------------------------------------------------------------
       944,400 Citigroup, Inc.                                       43,848,492
       380,200 Fannie Mae                                            25,739,540
       383,300 Freddie Mac                                           22,380,887
                                                                 --------------
                                                                     91,968,919

Food (1.1%)
-------------------------------------------------------------------------------
       105,100 ConAgra, Inc.                                          2,955,412
       138,300 Dean Foods Co. (NON)                                   4,881,990
        77,500 General Mills, Inc.                                    3,568,875
                                                                 --------------
                                                                     11,406,277

Gaming & Lottery (0.3%)
-------------------------------------------------------------------------------
        49,000 Mandalay Resort Group                                  2,687,650

Health Care Services (2.7%)
-------------------------------------------------------------------------------
        54,300 Anthem, Inc. (NON)                                     4,807,179
       186,800 Cardinal Health, Inc.                                 12,648,228
        36,700 CIGNA Corp.                                            2,488,260
       110,200 Express Scripts, Inc. Class A (NON)                    8,624,252
                                                                 --------------
                                                                     28,567,919

Homebuilding (0.5%)
-------------------------------------------------------------------------------
       102,100 Pulte Homes, Inc.                                      5,385,775

Household Furniture and Appliances (1.0%)
-------------------------------------------------------------------------------
       161,700 Whirlpool Corp.                                       10,757,901

Insurance (3.4%)
-------------------------------------------------------------------------------
       250,900 ACE, Ltd. (Bermuda)                                   10,332,062
        70,000 American International Group, Inc.                     5,131,000
        46,900 Radian Group, Inc.                                     2,157,400
       229,096 St. Paul Cos., Inc. (The)                              9,090,529
       124,100 XL Capital, Ltd. Class A (Bermuda)                     9,264,065
                                                                 --------------
                                                                     35,975,056

Investment Banking/Brokerage (2.4%)
-------------------------------------------------------------------------------
       627,900 JPMorgan Chase & Co.                                  23,131,836
        49,700 Morgan Stanley Dean Witter & Co.                       2,659,447
                                                                 --------------
                                                                     25,791,283

Lodging/Tourism (0.3%)
-------------------------------------------------------------------------------
       153,600 Hilton Hotels Corp.                                    2,664,960

Machinery (0.9%)
-------------------------------------------------------------------------------
       141,200 Ingersoll-Rand Co. Class A (Bermuda)                   9,220,360

Media (1.7%)
-------------------------------------------------------------------------------
       214,400 Fox Entertainment Group, Inc. Class A (NON)            5,778,080
       281,200 Time Warner, Inc. (NON)                                4,791,648
       319,930 Walt Disney Co. (The)                                  7,508,757
                                                                 --------------
                                                                     18,078,485

Medical Technology (0.6%)
-------------------------------------------------------------------------------
        55,100 C.R. Bard, Inc.                                        6,180,567

Metals (0.6%)
-------------------------------------------------------------------------------
       209,200 Alcoa, Inc.                                            6,547,960

Oil & Gas (6.6%)
-------------------------------------------------------------------------------
        53,700 Amerada Hess Corp.                                     3,790,683
        58,500 BP PLC ADR (United Kingdom)                            3,100,500
       195,800 Chevron Texaco Corp.                                  17,700,320
     1,039,800 ExxonMobil Corp.                                      44,971,350
                                                                 --------------
                                                                     69,562,853

Pharmaceuticals (9.5%)
-------------------------------------------------------------------------------
       501,100 Abbott Laboratories                                   20,650,331
       161,400 Bristol-Myers Squibb Co.                               4,078,578
        94,200 Forest Laboratories, Inc. (NON)                        5,971,338
        50,110 Hospira, Inc. (NON)                                    1,284,820
       311,800 Johnson & Johnson                                     17,370,378
       515,600 King Pharmaceuticals, Inc. (NON)                       6,888,416
     1,231,900 Pfizer, Inc.                                          43,535,346
                                                                 --------------
                                                                     99,779,207

Photography/Imaging (1.3%)
-------------------------------------------------------------------------------
     1,005,623 Xerox Corp. (NON)                                     13,616,135

Railroads (1.5%)
-------------------------------------------------------------------------------
       174,700 Canadian National Railway Co. (Canada)                 6,897,156
       159,500 Union Pacific Corp.                                    9,302,040
                                                                 --------------
                                                                     16,199,196

Regional Bells (3.1%)
-------------------------------------------------------------------------------
       417,200 SBC Communications, Inc.                               9,887,640
       660,800 Verizon Communications, Inc.                          22,850,464
                                                                 --------------
                                                                     32,738,104

Restaurants (1.1%)
-------------------------------------------------------------------------------
       140,600 Darden Restaurants, Inc.                               3,163,500
       326,400 McDonald's Corp.                                       8,616,960
                                                                 --------------
                                                                     11,780,460

Retail (4.9%)
-------------------------------------------------------------------------------
       369,900 Home Depot, Inc. (The)                                13,286,808
       187,700 JC Penney Co., Inc. (Holding Co.)                      6,715,906
       143,700 Lowe's Cos., Inc.                                      7,698,009
       561,500 Office Depot, Inc. (NON)                               9,174,910
       669,100 Rite Aid Corp. (NON)                                   3,358,882
       203,500 Wal-Mart Stores, Inc.                                 11,341,055
                                                                 --------------
                                                                     51,575,570

Software (3.8%)
-------------------------------------------------------------------------------
        63,100 Adobe Systems, Inc.                                    2,816,153
     1,165,700 Microsoft Corp.                                       30,716,196
       566,200 Oracle Corp. (NON)                                     6,409,385
                                                                 --------------
                                                                     39,941,734

Technology Services (1.5%)
-------------------------------------------------------------------------------
       219,000 Automatic Data Processing, Inc.                        9,730,170
       156,200 Fiserv, Inc. (NON)                                     5,907,484
                                                                 --------------
                                                                     15,637,654

Textiles (0.5%)
-------------------------------------------------------------------------------
       146,100 Liz Claiborne, Inc.                                    5,011,230

Tobacco (2.7%)
-------------------------------------------------------------------------------
       595,100 Altria Group, Inc.                                    28,546,947

Toys (0.7%)
-------------------------------------------------------------------------------
       412,800 Mattel, Inc.                                           7,215,744
                                                                 --------------
               Total Common stocks
               (cost $974,538,274)                               $1,042,643,686

Short-term investments (3.3%) (a)
Principal amount                                                          Value
-------------------------------------------------------------------------------
   $29,571,002 Short-term investments held as
               collateral for loaned securities with
               yields ranging from 1.00% to 1.21% and
               due dates ranging from June 1, 2004 to
               June 11, 2004 (d)                                    $29,569,163
     4,878,641 Putnam Prime Money Market Fund (e)                     4,878,641
                                                                 --------------
               Total Short-term investments
               (cost $34,447,804)                                   $34,447,804
-------------------------------------------------------------------------------
               Total Investments
               (cost $1,008,986,078)                             $1,077,091,490
-------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $1,054,106,454.

(NON) Non-income-producing security.

  (R) Real Estate Investment Trust.

  (d) See Note 1 to the financial statements.

  (e) See Note 5 to the financial statements regarding investments in the Putnam Prime Money Market Fund.

      ADR after the name of a foreign holding stands for American Depositary Receipts, representing ownership of foreign securities on deposit with a custodian bank.

      The accompanying notes are an integral part of these financial statements.


Statement of assets and liabilities
May 31, 2004 (Unaudited)

Assets
-------------------------------------------------------------------------------
Investments in securities, at value, including $28,574,570
of securities on loan (identified cost $1,008,986,078) (Note 1) $1,077,091,490
-------------------------------------------------------------------------------
Cash                                                                   379,560
-------------------------------------------------------------------------------
Dividends, interest and other receivables                            1,816,564
-------------------------------------------------------------------------------
Receivable for shares of the fund sold                                  97,878
-------------------------------------------------------------------------------
Receivable for securities sold                                      12,718,355
-------------------------------------------------------------------------------
Total assets                                                     1,092,103,847

Liabilities
-------------------------------------------------------------------------------
Payable for securities purchased                                     1,101,085
-------------------------------------------------------------------------------
Payable for shares of the fund repurchased                           4,398,672
-------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                         1,626,971
-------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)             415,082
-------------------------------------------------------------------------------
Payable for Trustee compensation and expenses (Note 2)                 166,586
-------------------------------------------------------------------------------
Payable for administrative services (Note 2)                             2,242
-------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                 586,655
-------------------------------------------------------------------------------
Collateral on securities loaned, at value (Note 1)                  29,569,163
-------------------------------------------------------------------------------
Other accrued expenses                                                 130,937
-------------------------------------------------------------------------------
Total liabilities                                                   37,997,393
-------------------------------------------------------------------------------
Net assets                                                      $1,054,106,454

Represented by
-------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                 $1,217,250,519
-------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                         6,858,562
-------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign
currency transactions (Note 1)                                    (238,108,039)
-------------------------------------------------------------------------------
Net unrealized appreciation of investments                          68,105,412
-------------------------------------------------------------------------------
Total -- Representing net assets applicable to capital
shares outstanding                                              $1,054,106,454
-------------------------------------------------------------------------------

Computation of net asset value and offering price
-------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($693,736,702 divided by 58,488,764 shares)                             $11.86
-------------------------------------------------------------------------------
Offering price per class A share (100/94.75 of $11.86)*                 $12.52
-------------------------------------------------------------------------------
Net asset value and offering price per class B share
($293,923,896 divided by 25,010,915 shares)**                           $11.75
-------------------------------------------------------------------------------
Net asset value and offering price per class C share
($18,605,661 divided by 1,573,083 shares)**                             $11.83
-------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($41,681,987 divided by 3,531,036 shares)                               $11.80
-------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $11.80)*                 $12.23
-------------------------------------------------------------------------------
Net asset value, offering price and redemption price per
class R share ($3,905 divided by 329 shares)                            $11.86
-------------------------------------------------------------------------------
Net asset value, offering price and redemption price per
class Y share ($6,154,303 divided by 518,473 shares)                    $11.87
-------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

   The accompanying notes are an integral part of these financial statements.


Statement of operations
Six months ended May 31, 2004 (Unaudited)

Investment income:
-------------------------------------------------------------------------------
Dividends (net of foreign tax of $38,958)                          $11,094,740
-------------------------------------------------------------------------------
Interest (including interest income of $3,314 from
investment in affiliated issuers) (Note 5)                              51,378
-------------------------------------------------------------------------------
Securities lending                                                      12,375
-------------------------------------------------------------------------------
Total investment income                                             11,158,493

Expenses:
-------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                     3,320,180
-------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                       1,543,217
-------------------------------------------------------------------------------
Trustee compensation and expenses (Note 2)                              22,927
-------------------------------------------------------------------------------
Administrative services (Note 2)                                        12,692
-------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                  931,919
-------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                1,554,095
-------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                  101,506
-------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                  170,305
-------------------------------------------------------------------------------
Distribution fees -- Class R (Note 2)                                        4
-------------------------------------------------------------------------------
Other                                                                  261,141
-------------------------------------------------------------------------------
Non-recurring costs (Note 6)                                            33,183
-------------------------------------------------------------------------------
Costs assumed by Manager (Note 6)                                      (33,183)
-------------------------------------------------------------------------------
Fees waived and reimbursed by Manager (Note 5)                            (704)
-------------------------------------------------------------------------------
Total expenses                                                       7,917,282
-------------------------------------------------------------------------------
Expense reduction (Note 2)                                            (206,004)
-------------------------------------------------------------------------------
Net expenses                                                         7,711,278
-------------------------------------------------------------------------------
Net investment income                                                3,447,215
-------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                    70,333,192
-------------------------------------------------------------------------------
Net realized gain on futures contracts (Note 1)                         12,617
-------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)                (67)
-------------------------------------------------------------------------------
Net realized gain on written options (Notes 1 and 3)                    47,660
-------------------------------------------------------------------------------
Net unrealized depreciation of investments during the period          (584,690)
-------------------------------------------------------------------------------
Net gain on investments                                             69,808,712
-------------------------------------------------------------------------------
Net increase in net assets resulting from operations               $73,255,927
-------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


Statement of changes in net assets

                                            Six months ended        Year ended
                                                      May 31       November 30
Decrease in net assets                                  2004*             2003
-------------------------------------------------------------------------------
Operations:
-------------------------------------------------------------------------------
Net investment income                             $3,447,215       $11,252,320
-------------------------------------------------------------------------------
Net realized gain on investments and foreign
currency transactions                             70,393,402        38,903,012
-------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)
of investments                                      (584,690)       80,256,376
-------------------------------------------------------------------------------
Net increase in net assets resulting from
operations                                        73,255,927       130,411,708
-------------------------------------------------------------------------------
Distributions to shareholders: (Note 1)
-------------------------------------------------------------------------------
From net investment income
Class A                                           (3,388,116)       (8,113,375)
-------------------------------------------------------------------------------
Class B                                             (212,532)         (652,492)
-------------------------------------------------------------------------------
Class C                                               (8,077)          (41,681)
-------------------------------------------------------------------------------
Class M                                              (86,160)         (244,522)
-------------------------------------------------------------------------------
Class R                                                   (4)               --
-------------------------------------------------------------------------------
Class Y                                              (37,322)          (75,041)
-------------------------------------------------------------------------------
Decrease from capital share transactions
(Note 4)                                        (166,642,950)     (357,854,219)
-------------------------------------------------------------------------------
Total decrease in net assets                     (97,119,234)     (236,569,622)

Net assets
-------------------------------------------------------------------------------
Beginning of period                            1,151,225,688     1,387,795,310
-------------------------------------------------------------------------------
End of period (including undistributed net
investment income of $6,858,562 and
$7,143,558, respectively)                     $1,054,106,454    $1,151,225,688
-------------------------------------------------------------------------------

* Unaudited

  The accompanying notes are an integral part of these financial statements.



Financial highlights
(For a common share outstanding throughout the period)

CLASS A
---------------------------------------------------------------------------------------------------------------------------------
                                         Six months
                                           ended
                                          May 31
Per-share                               (Unaudited)                                Year ended November 30
operating performance                       2004            2003            2002            2001            2000            1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                       $11.18          $10.09          $11.88          $12.52          $13.95          $14.82
---------------------------------------------------------------------------------------------------------------------------------
Investment operations:
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (a)                    .05 (d)         .11             .11             .11             .12             .17
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                   .68            1.08           (1.81)           (.65)           (.11)            .30
---------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                        .73            1.19           (1.70)           (.54)            .01             .47
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------------------
From net
investment income                           (.05)           (.10)           (.09)           (.10)           (.12)           (.17)
---------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                --              --              --              --           (1.32)          (1.17)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                         (.05)           (.10)           (.09)           (.10)          (1.44)          (1.34)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                             $11.86          $11.18          $10.09          $11.88          $12.52          $13.95
---------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                      6.56*          11.85          (14.38)          (4.33)            .12            3.55
---------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                          $693,737        $766,396        $929,950      $1,159,070      $1,099,713      $1,285,330
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                    .58* (d)       1.11            1.04             .97             .94             .90
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                    .43* (d)       1.12             .99             .88             .97            1.19
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                     20.34*          55.57           47.91           80.65           80.05           80.27
---------------------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements and brokerage service arrangements (Note 2).

(d) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses of the fund for the period ended May 31, 2004 reflect a reduction of less than 0.01% based on average net assets for class A shares
    (Note 5).

    The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a common share outstanding throughout the period)

CLASS B
---------------------------------------------------------------------------------------------------------------------------------
                                         Six months
                                           ended
                                          May 31
Per-share                               (Unaudited)                                Year ended November 30
operating performance                       2004            2003            2002            2001            2000            1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                       $11.08          $10.00          $11.77          $12.40          $13.82          $14.70
---------------------------------------------------------------------------------------------------------------------------------
Investment operations:
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (a)                    .01 (e)         .04             .02             .02             .03             .06
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                   .67            1.06           (1.78)           (.65)           (.11)            .29
---------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                        .68            1.10           (1.76)           (.63)           (.08)            .35
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------------------
From net
investment income                           (.01)           (.02)           (.01)             -- (d)        (.02)           (.06)
---------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                --              --              --              --           (1.32)          (1.17)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                         (.01)           (.02)           (.01)             --           (1.34)          (1.23)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                             $11.75          $11.08          $10.00          $11.77          $12.40          $13.82
---------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                      6.12*          11.02          (15.00)          (5.07)           (.59)           2.72
---------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                          $293,924        $311,914        $362,466        $728,188      $1,032,497      $1,406,793
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                    .96* (e)       1.86            1.79            1.72            1.69            1.65
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                    .05* (e)        .37             .22             .13             .22             .44
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                     20.34*          55.57           47.91           80.65           80.05           80.27
---------------------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements and brokerage service arrangements (Note 2).

(d) Amount represents less than $0.01 per share.

(e) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses of the fund for the period ended May 31, 2004 reflect a reduction of less than 0.01% based on average net assets for class B shares (Note 5).

    The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a common share outstanding throughout the period)

CLASS C
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          For the
                                         Six months                                                                       period
                                           ended                                                                          Feb. 1,
                                          May 31                                                                         1999+ to
Per-share                               (Unaudited)                        Year ended November 30                         Nov. 30
operating performance                       2004            2003            2002            2001            2000            1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                       $11.15          $10.06          $11.85          $12.48          $13.91          $14.21
---------------------------------------------------------------------------------------------------------------------------------
Investment operations:
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (a)                     -- (d)(e)      .04             .02             .02             .03             .06
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                   .69            1.07           (1.80)           (.65)           (.11)           (.25)
---------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                        .69            1.11           (1.78)           (.63)           (.08)           (.19)
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------------------
From net
investment income                           (.01)           (.02)           (.01)             -- (d)        (.03)           (.11)
---------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                --              --              --              --           (1.32)             --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                         (.01)           (.02)           (.01)             --           (1.35)           (.11)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                             $11.83          $11.15          $10.06          $11.85          $12.48          $13.91
---------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                      6.14*          11.05          (15.05)          (5.02)           (.63)          (1.36)*
---------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                           $18,606         $19,378         $24,587         $36,580         $37,786         $33,369
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                    .96* (e)       1.86            1.79            1.72            1.69            1.37*
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                    .05* (e)        .37             .23             .13             .22             .42*
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                     20.34*          55.57           47.91           80.65           80.05           80.27
---------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements and brokerage service arrangements (Note 2).

(d) Amount represents less than $0.01 per share.

(e) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses of the fund for the period ended May 31, 2004 reflect a reduction of less than 0.01% based on average net assets for class C shares (Note 5).

    The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a common share outstanding throughout the period)

CLASS M
---------------------------------------------------------------------------------------------------------------------------------
                                         Six months
                                           ended
                                          May 31
Per-share                               (Unaudited)                                Year ended November 30
operating performance                       2004            2003            2002            2001            2000            1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                       $11.13          $10.04          $11.82          $12.45          $13.87          $14.75
---------------------------------------------------------------------------------------------------------------------------------
Investment operations:
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (a)                    .02 (d)         .06             .05             .05             .06             .10
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                   .67            1.07           (1.80)           (.65)           (.11)            .29
---------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                        .69            1.13           (1.75)           (.60)           (.05)            .39
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------------------
From net
investment income                           (.02)           (.04)           (.03)           (.03)           (.05)           (.10)
---------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                --              --              --              --           (1.32)          (1.17)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                         (.02)           (.04)           (.03)           (.03)          (1.37)          (1.27)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                             $11.80          $11.13          $10.04          $11.82          $12.45          $13.87
---------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                      6.22*          11.34          (14.82)          (4.79)           (.35)           2.97
---------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                           $41,682         $47,467         $64,254        $101,349        $120,613        $164,524
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                    .83* (d)       1.61            1.54            1.47            1.44            1.40
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                    .18* (d)        .63             .48             .38             .47             .69
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                     20.34*          55.57           47.91           80.65           80.05           80.27
---------------------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements and brokerage service arrangements (Note 2).

(d) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses of the fund for the period ended May 31, 2004 reflect a reduction of less than 0.01% based on average net assets for class M shares (Note 5).

    The accompanying notes are an integral part of these financial statements.




Financial highlights
(For a common share outstanding throughout the period)

CLASS R
----------------------------------------------------------------------
                                                           For the
                                                           period
                                                         December 1,
                                                          2003+ to
                                                           May 31
Per-share                                                (Unaudited)
operating performance                                       2004
----------------------------------------------------------------------
Net asset value,
beginning of period                                       $11.18
----------------------------------------------------------------------
Investment operations:
----------------------------------------------------------------------
Net investment income (a)                                    .03 (d)
----------------------------------------------------------------------
Net realized and unrealized
gain on investments                                          .69
----------------------------------------------------------------------
Total from
investment operations                                        .72
----------------------------------------------------------------------
Less distributions:
----------------------------------------------------------------------
From net
investment income                                           (.04)
----------------------------------------------------------------------
Total distributions                                         (.04)
----------------------------------------------------------------------
Net asset value,
end of period                                             $11.86
----------------------------------------------------------------------
Total return at
net asset value (%)(b)                                      6.48*
----------------------------------------------------------------------

Ratios and supplemental data
----------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                $4
----------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                                    .71* (d)
----------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                    .30* (d)
----------------------------------------------------------------------
Portfolio turnover (%)                                     20.34*
----------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements and brokerage service arrangements (Note 2).

(d) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses of the fund for the period ended May 31, 2004 reflect a reduction of less than 0.01% based on average net assets for class R shares (Note 5).

    The accompanying notes are an integral part of these financial statements.




Financial highlights
(For a common share outstanding throughout the period)

CLASS Y
---------------------------------------------------------------------------------------------------------------------------------
                                         Six months
                                           ended
                                          May 31
Per-share                               (Unaudited)                                Year ended November 30
operating performance                       2004            2003            2002            2001            2000            1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                       $11.19          $10.10          $11.88          $12.53          $13.96          $14.83
---------------------------------------------------------------------------------------------------------------------------------
Investment operations:
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (a)                    .07 (d)         .14             .14             .14             .15             .21
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                   .68            1.07           (1.80)           (.66)           (.11)            .30
---------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                        .75            1.21           (1.66)           (.52)            .04             .51
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------------------
From net
investment income                           (.07)           (.12)           (.12)           (.13)           (.15)           (.21)
---------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                --              --              --              --           (1.32)          (1.17)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                         (.07)           (.12)           (.12)           (.13)          (1.47)          (1.38)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                             $11.87          $11.19          $10.10          $11.88          $12.53          $13.96
---------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                      6.70*          12.12          (14.09)          (4.15)            .38            3.80
---------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                            $6,154          $6,071          $6,538          $8,882         $11,347         $10,282
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                    .46* (d)        .86             .79             .72             .69             .65
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                    .55* (d)       1.37            1.23            1.13            1.21            1.45
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                     20.34*          55.57           47.91           80.65           80.05           80.27
---------------------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements and brokerage service arrangements (Note 2).

(d) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses of the fund for the period ended May 31, 2004 reflect a reduction of less than 0.01% based on average net assets for class Y shares (Note 5).

    The accompanying notes are an integral part of these financial statements.




Notes to financial statements
May 31, 2004 (Unaudited)

Note 1
Significant accounting policies

Putnam Classic Equity Fund ("the fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks capital growth as a primary objective and current income as a secondary objective by investing primarily in a portfolio of common stocks that offer the potential for capital growth, current income or both.

The fund offers class A, class B, class C, class M, class R and class Y shares. The fund began offering class R shares on December 1, 2003. Class A shares are sold with a maximum front-end sales charge of 5.25%. Prior to January 28, 2004, the maximum front-end sales charge for class A shares was 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A, class M and class R shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front-end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A and class R shares but lower than class B and class C shares. Class R shares are sold without a front-end sales charge and pay an ongoing distribution fee that is higher than class A shares, but lower than class B, class C and class M shares. Class R shares are offered to qualified employee-benefit plans. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C and class M shares, but do not bear a distribution fee. Class Y shares are sold to certain eligible purchasers including certain defined contribution plans (including corporate IRAs), bank trust departments and trust companies.

Effective April 19, 2004, (May 3, 2004 for defined contribution plans administered by Putnam), a 2.00% redemption fee may apply to any shares that are redeemed (either by selling or exchanging into another fund) within 5 days of purchase.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Other investments, including restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

B) Joint trading account The fund may transfer uninvested cash balances, including cash collateral received under security lending arrange ments, into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. These balances may be invested in issuers of high-grade short-term investments having maturities of up to 397 days for collateral received under security lending arrangements and up to 90 days for other cash investments.

C) Security transactions and related investment income Security transactions are recorded on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis. Interest income is recorded on the accrual basis. Dividend income, net of applicable withholding taxes, is recognized on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

D) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin." Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options.

Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund's portfolio.

E) Security lending The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund's agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the of operations. At May 31, 2004, the value of securities loaned amounted to $28,574,570. The fund received cash collateral of $29,569,163 which is pooled with collateral of other Putnam funds into 17 issuers of high grade short-term investments.

F) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986 (the "Code"), as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At November 30, 2003, the fund had a capital loss carryover of $294,763,028 available to the extent allowed by the Code to offset future net capital gain, if any. The amount of the carryover and the expiration dates are:

Loss Carryover   Expiration
-----------------------------------
   $89,004,480   May 30, 2008
   205,758,548   May 31, 2010

The aggregate identified cost on a tax basis is $1,022,724,492, resulting in gross unrealized appreciation and depreciation of $102,332,652 and $47,965,654, respectively, or net unrealized appreciation of $54,366,998.

G) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.


Note 2
Management fee, administrative
services and other transactions

Putnam Management is paid for management and investment advisory services quarterly based on the average net assets of the fund. Such fee is based on the following annual rates 0.65% of the first $500 million of average net assets, 0.55% of the next $500 million, 0.50% of the next $500 million, 0.45% of the next $5 billion, 0.425% of the next $5 billion, 0.405% of the next $5 billion, 0.39% of the next $5 billion and 0.38% thereafter.

Effective January 28, 2004, Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through December 31, 2004, to the extent that the fund's net expenses as a percentage of average net assets exceed the average expense ratio for the fund's Lipper peer group of front-end load funds.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company ("PFTC"), a subsidiary of Putnam, LLC. Putnam Investor Services, a division of PFTC, provides investor servicing agent functions to the fund. During the six months ended May 31, 2004, the fund paid PFTC $1,080,478 for these services.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. The fund also reduced expenses through brokerage service arrangements. For the six months ended May 31, 2004, the fund's expenses were reduced by $206,004 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $2,059, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan"), which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Trustee compensation and expenses in the statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C, class M and class R shares pursuant to rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management, a wholly-owned subsidiary of Putnam, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management at an annual rate of up to 0.35%, 1.00%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively. The Trustees have approved payment by the fund at the annual rates of 0.25%, 1.00%, 1.00%, 0.75% and 0.50% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively.

For the six months ended May 31, 2004, Putnam Retail Management, acting as underwriter, received net commissions of $27,477 and $1,875 from the sale of class A and class M shares, respectively, and received $293,876 and $601 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. A deferred sales charge of up to 1.00% and 0.65% is assessed on certain redemptions of class A and class M shares, respectively. For the six months ended May 31, 2004, Putnam Retail Management, acting as underwriter, received $743 and no monies on class A and class M redemptions, respectively.


Note 3
Purchases and sales of securities

During the six months ended May 31, 2004, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $226,734,671 and $392,302,435, respectively. There were no purchases and sales of U.S. government obligations.

Written option transactions during the period are summarized as follows:

                                      Contract          Premiums
                                       Amounts          Received
----------------------------------------------------------------
Written options
outstanding at
beginning of period                         --               $--
----------------------------------------------------------------
Options opened                         226,952            47,670
Options exercised                           --                --
Options expired                             --                --
Options closed                        (226,952)          (47,670)
----------------------------------------------------------------
Written options
outstanding at end of period                --               $--
----------------------------------------------------------------

Note 4
Capital shares

At May 31, 2004, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:


                                   Six months ended May 31, 2004
----------------------------------------------------------------
Class A                                 Shares            Amount
----------------------------------------------------------------
Shares sold                          1,991,154       $23,638,139
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                       273,856         3,222,046
----------------------------------------------------------------
                                     2,265,010        26,860,185

Shares repurchased                 (12,321,556)     (145,735,677)
----------------------------------------------------------------
Net decrease                       (10,056,546)    $(118,875,492)
----------------------------------------------------------------

                                    Year ended November 30, 2003
----------------------------------------------------------------
Class A                                 Shares            Amount
----------------------------------------------------------------
Shares sold                          7,274,782       $72,417,147
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                       771,212         7,736,061
----------------------------------------------------------------
                                     8,045,994        80,153,208

Shares repurchased                 (31,690,332)     (326,334,459)
----------------------------------------------------------------
Net decrease                       (23,644,338)    $(246,181,251)
----------------------------------------------------------------

                                   Six months ended May 31, 2004
----------------------------------------------------------------
Class B                                 Shares            Amount
----------------------------------------------------------------
Shares sold                            932,631       $11,021,187
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                        17,041           199,755
----------------------------------------------------------------
                                       949,672        11,220,942

Shares repurchased                  (4,095,419)      (48,068,484)
----------------------------------------------------------------
Net decrease                        (3,145,747)     $(36,847,542)
----------------------------------------------------------------

                                    Year ended November 30, 2003
----------------------------------------------------------------
Class B                                 Shares            Amount
----------------------------------------------------------------
Shares sold                          2,600,416       $25,751,752
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                        61,403           610,439
----------------------------------------------------------------
                                     2,661,819        26,362,191

Shares repurchased                 (10,764,111)     (107,864,287)
----------------------------------------------------------------
Net decrease                        (8,102,292)     $(81,502,096)
----------------------------------------------------------------

                                   Six months ended May 31, 2004
----------------------------------------------------------------
Class C                                 Shares            Amount
----------------------------------------------------------------
Shares sold                            117,657        $1,393,838
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                           621             7,379
----------------------------------------------------------------
                                       118,278         1,401,217

Shares repurchased                    (283,321)       (3,348,219)
----------------------------------------------------------------
Net decrease                          (165,043)      $(1,947,002)
----------------------------------------------------------------

                                    Year ended November 30, 2003
----------------------------------------------------------------
Class C                                 Shares            Amount
----------------------------------------------------------------
Shares sold                            436,679        $4,364,457
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                         3,784            38,066
----------------------------------------------------------------
                                       440,463         4,402,523

Shares repurchased                  (1,146,642)      (11,637,083)
----------------------------------------------------------------
Net decrease                          (706,179)      $(7,234,560)
----------------------------------------------------------------

                                   Six months ended May 31, 2004
----------------------------------------------------------------
Class M                                 Shares            Amount
----------------------------------------------------------------
Shares sold                            119,895        $1,423,802
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                         6,988            82,115
----------------------------------------------------------------
                                       126,883         1,505,917

Shares repurchased                    (861,920)      (10,179,059)
----------------------------------------------------------------
Net decrease                          (735,037)      $(8,673,142)
----------------------------------------------------------------

                                    Year ended November 30, 2003
----------------------------------------------------------------
Class M                                 Shares            Amount
----------------------------------------------------------------
Shares sold                            401,319        $4,029,916
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                        23,330           233,458
----------------------------------------------------------------
                                       424,649         4,263,374

Shares repurchased                  (2,559,427)      (25,965,039)
----------------------------------------------------------------
Net decrease                        (2,134,778)     $(21,701,665)
----------------------------------------------------------------

                                 For the period December 1, 2003
                                    (commencement of operations)
                                                 to May 31, 2004
----------------------------------------------------------------
Class R                                                   Amount
----------------------------------------------------------------
Shares sold                                328            $3,815
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                             1                 4
----------------------------------------------------------------
                                           329             3,819

Shares repurchased                          --                --
----------------------------------------------------------------
Net increase                               329            $3,819
----------------------------------------------------------------

                                   Six months ended May 31, 2004
----------------------------------------------------------------
Class Y                                                   Amount
----------------------------------------------------------------
Shares sold                             80,013          $942,749
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                         3,151            37,322
----------------------------------------------------------------
                                        83,164           980,071

Shares repurchased                    (107,214)       (1,283,662)
----------------------------------------------------------------
Net decrease                           (24,050)        $(303,591)
----------------------------------------------------------------

                                    Year ended November 30, 2003
----------------------------------------------------------------
Class Y                                                   Amount
----------------------------------------------------------------
Shares sold                            245,356        $2,353,085
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                         7,472            75,041
----------------------------------------------------------------
                                       252,828         2,428,126

Shares repurchased                    (357,983)       (3,662,773)
----------------------------------------------------------------
Net decrease                          (105,155)      $(1,234,647)
----------------------------------------------------------------

At May 31, 2004, Putnam, LLC owned 90 class R shares of the fund
(27.4% of class R shares outstanding), valued at $1,067.


Note 5
Investment in Putnam Prime Money Market Fund

The fund invests in the Putnam Prime Money Market Fund, an open end management investment company managed by Putnam Management. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund are recorded as income in the statement of operations and totaled $3,314 for the period ended May 31, 2004.


Note 6
Regulatory matters and litigation

On April 8, 2004, Putnam Management entered into agreements with the Securities and Exchange Commission and the Massachusetts Securities Division representing a final settlement of all charges brought against Putnam Management by those agencies on October 28, 2003 in connection with excessive short-term trading by Putnam employees and, in the case of the charges brought by the Massachusetts Securities Division, by participants in some Putnam-administered 401(k) plans. The settlement with the SEC requires Putnam Management to pay $5 million in disgorgement plus a civil monetary penalty of $50 million, and the settlement with the Massachusetts Securities Division requires Putnam Management to pay $5 million in restitution and an administrative fine of $50 million. The settlements also leave intact the process established under an earlier partial settlement with the SEC under which Putnam Management agreed to pay the amount of restitution determined by an independent consultant, which may exceed the disgorgement and restitution amounts specified above, pursuant to a plan to be developed by the independent consultant.

Putnam Management, and not the investors in any Putnam fund, will bear all costs, including restitution, civil penalties and associated legal fees stemming from both of these proceedings. The SEC's and Massachusetts Securities Division's allegations and related matters also serve as the general basis for numerous lawsuits, including purported class action lawsuits filed against Putnam Management and certain related parties, including certain Putnam funds. Putnam Management has agreed to bear any costs incurred by Putnam funds in connection with these lawsuits. Based on currently available information, Putnam Management believes that the likelihood that the pending private lawsuits and purported class action lawsuits will have a material adverse financial impact on the fund is remote, and the pending actions are not likely to materially affect its ability to provide investment management services to its clients, including the Putnam funds.

For the period ended May 31, 2004, Putnam Management has assumed $33,183 of legal, shareholder servicing and communication, audit, and Trustee fees incurred by the Fund in connection with these matters.

Review of these matters by counsel for Putnam Management and by separate independent counsel for the Putnam funds and their independent Trustees is continuing. The fund may experience increased redemptions as a result of these matters, which could result in increased transaction costs and operating expenses.


Putnam puts your interests first

In January, Putnam announced a number of voluntary initiatives designed to reduce fund expenses, provide investors with more useful information, and help safeguard the interests of all Putnam investors. For details, visit www.putnaminvestments.com.

Cost-cutting initiatives

Reduced sales charges

Effective immediately, the maximum sales charge for class A shares has been reduced to 5.25% for equity funds (formerly 5.75%) and 4.50% for most income funds (formerly 4.75%).*

Lower class B purchase limit

To help ensure that investors are in the most cost-effective share class, the maximum amount that can be invested in class B shares has been reduced to $100,000. (Larger trades or accumulated amounts will be directed to class A shares.)

Ongoing expenses will be limited

During calendar 2004, total ongoing expenses, including management fees for all funds, will be maintained at or below the average of each fund's industry peers in its Lipper load-fund universe. For more information, please see the Statement of Additional information.

Additional measures are being taken to reduce expenses for shareholders in the six global and international funds that had short-term trading issues.

Improved disclosure

Putnam fund prospectuses and shareholder reports are being revised to disclose additional information that will help shareholders compare funds and weigh their costs and risks along with their potential benefits. Shareholders will find easy-to-understand information about fund expense ratios, portfolio manager compensation, risk comparisons, brokerage commissions, and employee and trustee ownership of Putnam funds. Disclosure of breakpoint discounts is also being enhanced to alert investors to potential cost savings.

Protecting investors' interests

New short-term trading fee introduced

To discourage short-term trading, which can interfere with a fund's long-term strategy, a 2% short-term trading fee will be imposed on any Putnam fund shares redeemed or exchanged within five calendar days of purchase.

* The maximum sales charge for class A shares of Putnam U.S.
  Intermediate Government Income Fund remains 3.25%.


Fund information

One of the largest mutual fund families in the United States, Putnam Investments has a heritage of investment leadership dating back to Judge Samuel Putnam, whose Prudent Man Rule has defined fiduciary tradition and practice since 1830. Founded over 65 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We presently manage over 100 mutual funds in growth, value, blend, fixed income, and international.

Investment Manager

Putnam Investment
Management, LLC
One Post Office Square
Boston, MA 02109

Marketing Services

Putnam Retail Management
One Post Office Square
Boston, MA 02109

Custodian

Putnam Fiduciary Trust Company

Legal Counsel

Ropes & Gray LLP

Trustees

John A. Hill, Chairman
Jameson Adkins Baxter
Charles B. Curtis
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
John H. Mullin, III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

Officers

George Putnam, III
President

Charles E. Porter
Executive Vice President,
Associate Treasurer and
Principal Executive Officer

Jonathan S. Horwitz
Senior Vice President and Treasurer

Patricia C. Flaherty
Senior Vice President

Steven D. Krichmar
Vice President and
Principal Financial Officer

Michael T. Healy
Assistant Treasurer and
Principal Accounting Officer

Beth S. Mazor
Vice President

Daniel T. Gallagher
Vice President and Legal and
Compliance Liaison Officer

James P. Pappas
Vice President

Richard S. Robie, III
Vice President

Mark C. Trenchard
Vice President and
BSA Compliance Officer

Francis J. McNamara, III
Vice President and
Chief Legal Officer

Judith Cohen
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam Classic Equity Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam's Quarterly Performance Summary, and Putnam's Quarterly Ranking Summary. For more recent performance, please visit www.putnaminvestments.com. Investors should carefully consider the investment objective, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund's Statement of Additional Information contains additional information about the fund's Trustees and is available without charge upon request by calling 1-800-225-1581.


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

PRSRT STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS



Call 1-800-225-1581 or visit our Web site www.putnaminvestments.com.

SA023-215026  949/990/096  7/04


Not FDIC Insured   May Lose Value   No Bank Guarantee



PUTNAM INVESTMENTS                                      [SCALE LOGO OMITTED]
----------------------------------------------------------------------------

Putnam Classic Equity Fund
Supplement to Semiannual Report dated 5/31/04

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to clients that meet the eligibility requirements specified in the fund's prospectus for such shares. Performance of class Y shares, which do not incur a front-end load, a distribution fee, or a contingent deferred sales charge, will differ from the performance of class A, B, C, M, and R shares, which are discussed more extensively in the semiannual report.

RESULTS AT A GLANCE
----------------------------------------------------------------------------

Total return for periods ended 5/31/04

                                                                        NAV

6 months                                                               6.70%
1 year                                                                16.14
5 years                                                               -8.22
Annual average                                                        -1.70
Life of fund (since class A inception, 1/5/95)                       127.45
Annual average	9.13

Share value:                                                            NAV

11/30/03                                                             $11.19
5/31/04                                                              $11.87

----------------------------------------------------------------------------

Distributions:       No.        Income        Capital gains        Total
                      2         $0.069             --             $0.069

----------------------------------------------------------------------------

Please note that past performance is not indicative of future results. More recent returns may be more or less than those shown. Returns shown for class Y shares for periods prior to their inception are derived from the historical performance of class A shares, and are not adjusted to reflect the initial sales charge currently applicable to class A shares. These returns have not been adjusted to reflect differences in operating expenses which, for class Y shares, typically are lower than the operating expenses applicable to class A shares. All returns assume reinvestment of distributions at net asset value. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.




Item 2. Code of Ethics:
-----------------------
Not applicable

Item 3. Audit Committee Financial Expert:
-----------------------------------------
Not applicable

Item 4. Principal Accountant Fees and Services:
-----------------------------------------------
Not applicable

Items 5-6. [Reserved]
---------------------

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed End
-------------------------------------------------------------------------
        Management Investment Companies: Not applicable
        --------------------------------

Item 8. [Reserved]
------------------

Item 9. Submission of Matters to a Vote of Security Holders:
------------------------------------------------------------
        Not applicable

Item 10. Controls and Procedures:
---------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the investment company in the reports that it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

Although such officers reached the conclusion expressed in the preceding paragraph, they are aware of matters that raise concerns with respect to controls, each of which arose in connection with the administration of 401(k) plans by Putnam Fiduciary Trust Company. The first matter, which occurred in early 2001, involved the willful circumvention of controls by certain Putnam employees in connection with the correction of operational errors with respect to a 401(k) client's investment in certain Putnam Funds, which led to losses in five Putnam Funds (not including the registrant). Such officers became aware of this matter in February 2004. The second matter, which occurred in 2002, involved the willful circumvention by certain Putnam employees of policies and procedures in connection with the payment of Putnam corporate expenses. Such officers did not learn that this matter involved a Putnam Fund until January 2004. Putnam has made restitution to the affected Funds, implemented a number of personnel changes, including senior personnel, begun to implement changes in procedures to address these items and informed the SEC, the Funds' Trustees and independent auditors. An internal investigation and review of procedures and controls are currently ongoing.

In reaching the conclusion expressed herein, the registrant's principal executive officer and principal financial officer considered a number of factors, including the nature of the matters described above, when the matters occurred, the individuals involved, personnel changes that have occurred since these matters occurred, the results to date of the current ongoing investigation and the overall quality of controls at Putnam at this time.

(b) Changes in internal control over financial reporting:
Not applicable

Item 11. Exhibits:
------------------

(a) Not applicable

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, and the officer certifications as required by Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 an the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: July 27, 2004



Pursuant to the requirements of the Securities Exchange Act of 1934 an the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: July 27, 2004



By (Signature and Title):            /s/Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: July 27, 2004